ORDINARY SHARES AND STATUTORY RESERVE	12 Months Ended
Dec. 31, 2021
ORDINARY SHARES AND STATUTORY RESERVE
ORDINARY SHARES AND STATUTORY RESERVE

13   ORDINARY SHARES AND STATUTORY RESERVE

(a)   Treasury shares

In the second quarter of 2018, the board of directors authorized an increase to the size of the share repurchase plan from US$30 million to US$70 million and an extension of the term of the plan to June 20, 2019. For the year ended December 31, 2018, 3,768,495 ordinary shares were repurchased on the open market in the amount of RMB202,066.

For the year ended December 31, 2020, 100,729 ordinary shares were repurchased with the amount of RMB2,646.

No ordinary shares were repurchased for the year ended December 31, 2021.

13   ORDINARY SHARES AND STATUTORY RESERVE (CONTINUED)

(b)   Statutory reserves and restricted net assets

Under PRC rules and regulations, Tarena International’s PRC subsidiaries, consolidated VIEs, and the subsidiaries of the VIEs (the “PRC Entities”) are required to appropriate 10% of their net profit, as determined in accordance with PRC accounting rules and regulations, to a statutory surplus reserve until the reserve balance reaches 50% of their registered capital. In addition, private schools (held by the PRC Entities) which require reasonable returns are required to appropriate 25% of their net profit, as determined in accordance with PRC accounting rules and regulations, to a statutory development fund, whereas in the case of private schools which do not require reasonable return, 25% of the annual increase of their net assets. The appropriation to these statutory reserves must be made before distribution of dividends to Tarena International can be made.

For the years ended December 31, 2019, 2020 and 2021, the PRC Entities made appropriations to the statutory reserves of RMB313, RMB5,307 and RMB16,736, respectively. As of December 31, 2020 and 2021, the accumulated balance of the statutory reserves was RMB158,828 and RMB175,564, respectively, which is combined in accumulated deficit.

Relevant PRC laws and regulations restrict the WFOE, VIE and VIE’s subsidiary from transferring a portion of their net assets, equivalent to the balance of their paid-in-capital, additional paid-in-capital and statutory reserves to the Company in the form of loans, advances or cash dividends. Relevant PRC statutory laws and regulations restrict the payments of dividends by the Company’s VIE and VIE’s subsidiary from their respective retained earnings, if any, as determined in accordance with PRC accounting standards and regulations.

The balances of restricted net assets as of December 31, 2020 and 2021 were RMB1,483,412 and RMB1,523,198 respectively. Under applicable PRC laws, loans from PRC companies to their offshore affiliated entities require governmental approval, and advances by PRC companies to their offshore affiliated entities must be supported by bona fide business transactions.

(c)   Dividend

No cash dividend was declared for the years ended December 31, 2019, 2020 and 2021.